Other Non Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER NON-CURRENT ASSETS:
Security deposits for derivatives	$ 550	$ 33,100
Option for construction of drillships	0	24,756
Deferred mobilization expenses	53,615	24,176
Other	29,125	15,540
Balance at end of year/period	$ 83,290	$ 97,572